Stock-based Compensation - Schedule of Weighted Average Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average fair value of options granted	$ 1.01	$ 0.94	$ 0.72
Risk-free interest rate	1.19%	0.70%	0.54%
Volatility	64.85%	61.51%	63.00%
Expected life in years	4 years	3 years 6 months	4 years
Expected dividend yield	0.00%	0.00%	0.00%